INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3        -        INVENTORIES

Inventories consist of the following:

	As of December 31,
	2018	2017
Raw materials	$72,144	$48,220
Work in process	92,047	92,764
Finished goods	6,587	2,331
	$170,778	$143,315

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $1,206 and $1,352 as of December 31, 2018 and 2017, respectively.